Annual Total Returns - VIPSectorFunds-ServiceClass2 - VIPSectorFunds-ServiceClass2 - VIP Financial Services Portfolio - VIP Financial Services Portfolio - Initial Class	Aug. 11, 2023
Bar Chart Table:
Annual Return 2013	33.86%
Annual Return 2014	10.88%
Annual Return 2015	(3.69%)
Annual Return 2016	18.72%
Annual Return 2017	21.25%
Annual Return 2018	(15.73%)
Annual Return 2019	34.33%
Annual Return 2020	0.77%
Annual Return 2021	33.19%
Annual Return 2022	(8.33%)